March 28, 2006

Supplement

SUPPLEMENT DATED MARCH 28, 2006 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 28, 2005
Active Assets Government Securities Trust, dated October 28, 2005
Active Assets Institutional Government Securities Trust, dated October  28, 2005
Active Assets Institutional Money Trust, dated October 28, 2005
Active Assets Money Trust, dated October 28, 2005
Active Assets Tax-Free Trust, dated October 28, 2005
Morgan Stanley Aggressive Equity Fund, dated November 30, 2005
Morgan Stanley Allocator Fund, dated May 27, 2005
Morgan Stanley American Opportunities Fund, dated April 29,  2005
Morgan Stanley Balanced Growth Fund, dated May  27, 2005
Morgan Stanley Balanced Income Fund, dated May 27, 2005
Morgan Stanley Biotechnology Fund, dated September 30, 2005
Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2005
Morgan Stanley California Tax-Free Income Fund, dated April 29,  2005
Morgan Stanley Capital Opportunities Trust, dated March  30, 2005
Morgan Stanley Convertible Securities Trust, dated January 27, 2006
Morgan Stanley Developing Growth Securities Trust, dated January 27, 2006
Morgan Stanley Dividend Growth Securities Inc., dated June 30,  2005
Morgan Stanley Equally-Weighted S&P 500 Fund, dated October 28, 2005
Morgan Stanley European Equity Fund Inc., dated February 28, 2006
Morgan Stanley Financial Services Trust, dated September 30, 2005
Morgan Stanley Flexible Income Trust, dated February 28, 2006
Morgan Stanley Fundamental Value Fund, dated January 27,  2006
Morgan Stanley Global Advantage Fund, dated September  30, 2005
Morgan Stanley Global Dividend Growth Securities, dated July 29, 2005
Morgan Stanley Global Utilities Fund, dated June 30, 2005
Morgan Stanley Growth Fund, dated July 29, 2005
Morgan Stanley Health Science Trust, dated November 30, 2005
Morgan Stanley High Yield Securities Inc., dated December 29, 2005
Morgan Stanley Income Builder Fund, dated January 27,  2006
Morgan Stanley Income Trust, dated December 29,  2005
Morgan Stanley Information Fund, dated July 29,  2005
Morgan Stanley International Fund, dated February  28, 2006
Morgan Stanley International SmallCap Fund, dated September 30, 2005
Morgan Stanley International Value Equity Fund, dated December 29, 2005
Morgan Stanley Japan Fund, dated September 30, 2005
Morgan Stanley KLD Social Index Fund, dated March 30, 2005
Morgan Stanley Limited Duration Fund, dated August 29,  2005
Morgan Stanley Limited Duration U.S. Treasury Trust, dated September 30, 2005
Morgan Stanley Limited Term Municipal Trust, dated July 29, 2005
Morgan Stanley Liquid Asset Fund Inc., dated December 29,  2005
Morgan Stanley Mid-Cap Value Fund, dated December  29, 2005
Morgan Stanley Mortgage Securities Trust, dated February 28, 2006
Morgan Stanley Multi-Asset Class Fund, dated January 27, 2006
Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2005
Morgan Stanley Natural Resource Development Securities Inc., dated June  30, 2005
Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2005
Morgan Stanley New York Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Pacific Growth Fund Inc., dated February 28,  2006
Morgan Stanley Real Estate Fund, dated March 30,  2005

Morgan Stanley S&P 500 Index Fund, dated December 29, 2005
Morgan Stanley Small-Mid Special Value Fund, dated August 29, 2005
Morgan Stanley Special Growth Fund, dated June 30, 2005
Morgan Stanley Special Value Fund, dated November 30,  2005
Morgan Stanley Strategist Fund, dated November  30, 2005
Morgan Stanley Tax-Exempt Securities Fund, dated April 29, 2005
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2005
Morgan Stanley Total Market Index Fund, dated November 30, 2005
Morgan Stanley Total Return Trust, dated November 30,  2005
Morgan Stanley U.S. Government Money Market Trust, dated May 27, 2005
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2005
Morgan Stanley Utilities Fund, dated April 29, 2005
Morgan Stanley Value Fund, dated January 27, 2006
(Collectively, the ‘‘Funds’’)

The information regarding the executive officers contained in each Fund’s Statement of Additional Information in the section titled ‘‘III. Management of the Fund — B. Management Information’’ is hereby deleted and replaced with the following.

The Trustee/Director information is unchanged.

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since May 2003)	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Global Operating Officer of Morgan Stanley Investment Management Inc.; Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (51) 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Ltd.; Vice President (since February 2006) of the Retail and Institutional Funds.
Dennis F. Shea (52) 1221 Avenue of the Americas New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President (since February 2006) of the Retail and Institutional Funds. Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

*

This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

**

The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer (since July 2003) and Chief Financial Officer (since September 2002)	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Thomas F. Caloia (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds. Formerly, Treasurer of the Retail Funds (April 1989 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*

This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

**

The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.